Cover	Oct. 16, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) amends Item 9.01 of the Current Report on Form 8-K filed by Spectaire Holdings Inc. (the “Company”) on October 27, 2023 (the “Original Report”), in which the Company reported, among other events, the consummation of the Business Combination. This Amendment No. 1 amends Items 9.01(a) and 9.01(b) in the Original Report to include (a) the unaudited condensed consolidated financial statements of Spectaire Inc. (“Legacy Spectaire”) as of September 30, 2023 and for the three and nine months ended September 30, 2023 and 2022 and (b) the unaudited pro forma condensed combined financial information of the Company as of and for the nine months ended September 30, 2023 and for the year ended December 31, 2022. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report.
Document Period End Date	Oct. 16, 2023
Entity File Number	001-40976
Entity Registrant Name	Spectaire Holdings Inc.
Entity Central Index Key	0001844149
Entity Tax Identification Number	98-1578608
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	155 Arlington St.
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	508
Local Phone Number	213-8991
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	SPEC
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50
Trading Symbol	SPECW
Security Exchange Name	NASDAQ